Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan share in Thousands	12 Months Ended
	Mar. 31, 2022 share $ / shares	Mar. 31, 2021 share	Mar. 31, 2020 share
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	7,980	8,457	0
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days	5 years 4 months 24 days
2019 SOP
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 10.59
Number of options outstanding (in shares)	461	487
2020 SOP | Exercise price range one
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 8.50
Number of options outstanding (in shares)	2,443	2,589
2020 SOP | Exercise price range two
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 10.50
Number of options outstanding (in shares)	2,068	2,192
2020 SOP | Exercise price range three
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 12.50
Number of options outstanding (in shares)	1,692	1,793
2020 SOP | Exercise price range four
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 14.50
Number of options outstanding (in shares)	1,316	1,396